Consolidated condensed statements of changes in stockholders' and members' equity - USD ($) $ in Thousands	Total	IPO	Public Offering	Members' equity	Members' equity IPO	Common Stock Common Class A	Common Stock Common Class B	Common Stock IPO Common Class A	Common Stock Public Offering Common Class A	Additional Paid-In -Capital	Additional Paid-In -Capital IPO	Additional Paid-In -Capital Public Offering	Accumulated other comprehensive income	Accumulated Deficit	Non- controlling interest	Bio Ventus LLC [Member]	Bio Ventus LLC [Member] Members' equity	Bio Ventus LLC [Member] Accumulated other comprehensive income	Bio Ventus LLC [Member] Accumulated Deficit	Bio Ventus LLC [Member] Non- controlling interest
Beginning balance at Dec. 31, 2017																$ 165,457		$ 138	$ (119,795)	$ 0
Members' equity, beginning balance at Dec. 31, 2017																	$ 285,114
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profits interest forfeiture																39	39
Distribution to members																(7,819)			(7,819)
Net loss																(12,207)			(12,207)
Defined benefit plan adjustment																131		131
Equity based compensation																131		131
Translation adjustment																(334)		(334)
Ending balance at Dec. 31, 2018																145,267		(65)	(139,821)
Members' equity, ending balance at Dec. 31, 2018				$ 145,617													285,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profits interest forfeiture																(6)	(6)
Distribution to members																(8,730)			(8,730)
Acquisition of noncontrolling interest																3,188				3,188
Net loss																6,298			6,851	(553)
Defined benefit plan adjustment																(78)		(78)
Equity based compensation																(78)		(78)
Translation adjustment																(322)		(322)
Ending balance at Dec. 31, 2019																145,617		(465)	(141,700)	2,635
Members' equity, ending balance at Dec. 31, 2019																285,147	285,147
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profits interest forfeiture				(12)
Distribution to members				(8,713)
Debt conversion				649
Net loss	$ 4,506			4,506
Translation adjustment				(256)
Members' equity, ending balance at Jun. 27, 2020				141,791
Beginning balance at Dec. 31, 2019																145,617		(465)	(141,700)	2,635
Members' equity, beginning balance at Dec. 31, 2019																285,147	285,147
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other equity forfeiture																38	38
Profits interest forfeiture																(12)	(12)
Distribution to members																(19,250)			(19,250)
Debt conversion																973				973
Net loss																14,722			16,411	(1,689)
Defined benefit plan adjustment																(54)		(54)
Equity based compensation																(54)		(54)
Translation adjustment																2,126		2,126
Ending balance at Dec. 31, 2020	144,160			0												144,160		$ 1,607	$ (144,539)	$ 1,919
Members' equity, ending balance at Dec. 31, 2020	144,160			144,160												285,173	285,173
Members' equity, beginning balance at Mar. 28, 2020				155,590
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution to members				(8,032)
Net loss				(5,980)
Translation adjustment				213
Members' equity, ending balance at Jun. 27, 2020				141,791
Members' equity, beginning balance at Dec. 31, 2020	144,160			144,160												$ 285,173	$ 285,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution of Continuing LLC Owner	(191)														$ (191)
Refund from members	123			123
Other equity forfeiture	(39)			(39)
Net loss	13,748	$ 25,977			$ 25,977
Net loss subsequent to Organizational Transactions	(12,229)													$ (5,167)	(7,062)
Defined benefit plan adjustment	7,836									$ 5,821					2,015
Deconsolidation of variable interest entity	3,746														3,746
Equity based compensation	7,836									5,821					2,015
Translation adjustment	648												$ 468		180
Translation adjustment	(1,507)			(1,507)
Effect of Organizational Transactions	(55,924)			$ (168,714)		$ 32	$ 16			33,623					79,119
Effect of Organizational Transactions (in shares)						31,838,589	15,786,737
Initial public offering, net of offering costs (in shares)								24,063	9,200,000
Initial public offering, net of offering costs		314	$ 106,450						$ 9		$ 314	$ 106,441
Ending balance (in shares) at Jul. 03, 2021						41,062,652	15,786,737
Ending balance at Jul. 03, 2021	219,364					$ 41	$ 16			146,199			468	(5,167)	77,807
Beginning balance (in shares) at Apr. 03, 2021						41,038,589	15,786,737
Beginning balance at Apr. 03, 2021	220,282					$ 41	$ 16			142,923			451	(1,041)	77,892
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution of Continuing LLC Owner	(74)									(1,393)					1,319
Net loss	(10,780)													(4,126)	(6,654)
Defined benefit plan adjustment	5,853									4,355					1,498
Deconsolidation of variable interest entity	3,746														3,746
Equity based compensation	5,853									4,355					1,498
Translation adjustment	23												17		6
Translation adjustment	23
Initial public offering, net of offering costs (in shares)								24,063
Initial public offering, net of offering costs		$ 314									$ 314
Ending balance (in shares) at Jul. 03, 2021						41,062,652	15,786,737
Ending balance at Jul. 03, 2021	$ 219,364					$ 41	$ 16			$ 146,199			$ 468	$ (5,167)	$ 77,807